Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

For the years ended December 31, 2019, 2018 and 2017, significant related party transactions were as follows:

The Company rents space from Zhejiang Special Plastic Ltd. For the years ended December 31, 2019, 2018 and 2017, the total rent expense was $71,144, $55,715 and $54,550, respectively.

The Company rents space to Great NM. For the years ended December 31, 2019, 2018 and 2017, the total rent income was $83,659, $37,599 and $0, respectively.

The Company purchased $2,202,942, $85,767 and $0 materials from Great NM for the year ended 2019, 2018 and 2017. The Company sold $6,971, $27,175 and $0 electricity to Great NM for the year ended 2019, 2018 and 2017. The Company sold $0, $92,571 and $0 fixed assets to Great NM for the year ended 2019, 2018 and 2017.

As of December 31, 2019 and 2018, the balances due to related parties are as follows:

	As of	As of
Due to related parties:	December 31, 2019	December 31, 2018
Jiang Guilan (Chair of Board)	$27,019	$12,200
Zhejiang Special Plastic Ltd.	70,540	-
Total	$97,559	$12,200

Accounts payable to related party:
Great NM	$303,083	$82,014